CONSOLIDATED STATEMENT OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
(Loss) Profit for the year	$ (232,950,000)	$ 57,757,000	$ 102,667,000
Adjustments for:
Income tax expense	47,863,000	111,762,000	106,240,000
Depreciation	118,073,000	105,532,000	92,240,000
Loss on disposal of property, plant and equipment	417,000	143,000	272,000
Impairment loss recognized (reversed) for non-financial assets	133,864,000	7,559,000	(4,982,000)
Write-off of unsuccessful exploration efforts	52,652,000	18,290,000	26,389,000
Accrual of borrowing's interests	48,690,000	29,573,000	30,444,000
Amortization of other long-term liabilities	(387,000)	(429,000)	(1,005,000)
Unwinding of long-term liabilities	5,894,000	4,560,000	3,505,000
Accrual of share-based payment	8,444,000	2,717,000	5,446,000
Foreign exchange loss	3,594,000	5,289,000	11,323,000
Unrealized loss (gain) on commodity risk management contracts	12,978,000	26,411,000	(42,271,000)
Income tax paid	(25,193,000)	(88,638,000)	(67,704,000)
Changes in working capital	(5,240,000)	(45,097,000)	(6,358,000)
Cash flows from operating activities – net	168,699,000	235,429,000	256,206,000
Cash flows from investing activities
Purchase of property, plant and equipment	(75,298,000)	(126,316,000)	(124,744,000)
Acquisition of business, net of cash acquired	(272,335,000)	0	(48,850,000)
Proceeds from disposal of long-term assets	0	7,066,000	9,000,000
Cash flows used in investing activities – net	(347,633,000)	(119,250,000)	(164,594,000)
Cash flows from financing activities
Proceeds from borrowings	350,000,000	0	36,017,000
Debt issuance costs paid	(7,507,000)	0	0
Principal paid	(3,575,000)	(9,790,000)	(15,073,000)
Interest paid	(37,594,000)	(29,099,000)	(27,695,000)
Lease payments	(9,380,000)	(4,855,000)	0
Repurchase of shares	(4,009,000)	(71,272,000)	(1,801,000)
Dividends distribution to non-controlling interest	0	0	(8,089,000)
Cash distribution	(4,859,000)	(2,444,000)	0
Payments for transactions with former non-controlling interest	(11,931,000)	(15,000,000)	(81,000,000)
Cash flows (used in) from financing activities - net	271,145,000	(132,460,000)	(97,641,000)
Net increase (decrease) in cash and cash equivalents	92,211,000	(16,281,000)	(6,029,000)
Cash and cash equivalents at January 1	111,180,000	127,727,000	134,755,000
Currency translation differences	(1,484,000)	(266,000)	(999,000)
Cash and cash equivalents at the end of the year	201,907,000	111,180,000	127,727,000
Ending Cash and cash equivalents are specified as follows:
Cash in bank and bank deposits	201,884,000	111,159,000	127,707,000
Cash in hand	23,000	21,000	20,000
Cash and cash equivalents	$ 201,907,000	$ 111,180,000	$ 127,727,000